SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (ACCOUNTING FOR DERIVATIVES) (NARRATIVE) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
Jun. 30, 2014
Accounting Policies [Abstract]
Gain related to other reinsurance transactions	$ 3.8